Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Blend
Prospectus [Line Items]
Average Annual Return, Percent	11.81%	6.86%	7.02%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.97%	4.32%	5.04%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.09%	4.72%	4.86%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	5.77%	5.91%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	4.00%	4.34%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	4.01%	4.24%